Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 3,659	$ 4,736	$ 9,801	$ 15,343
Non-Current Assets	30,179		30,179		$ 32,429
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	2,418	2,623	6,089	9,077
Non-Current Assets	26,454		26,454		28,336
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	1,241	$ 2,113	3,712	$ 6,266
Non-Current Assets	$ 3,725		$ 3,725		$ 4,093